FOREIGN TRADE FINANCE FACILITATION PROGRAM	12 Months Ended
Dec. 31, 2025
FOREIGN TRADE FINANCE FACILITATION PROGRAM
FOREIGN TRADE FINANCE FACILITATION PROGRAM

35. FOREIGN TRADE FINANCE FACILITATION PROGRAM

In September 2025, Banco Supervielle S.A. agreed to a new financing operation comprised of two tranches (expressed in thousands of US dollars):

• Loan A for up to USD 100,000, granted by Inter-American Development Bank (IDB) Invest, of which USD 50,000 was financed directly by IDB Invest and the remaining USD 50,000 by the JICA Fund for the Development of Latin America and the Caribbean (LAC). This loan has a term of up to 3 years, with a grace period of up to 18 months, and may be renewed for up to two additional 3-year periods, at IDB Invest's discretion. Disbursement of this tranche was received on September 15, 2025.

• Loan B for up to USD 170,000, financed by multilateral lending institutions and foreign commercial banks. The first disbursement of USD 79,000 was received on October 1, 2025, and the second disbursement from FMO of USD 50,000 was received on November 26, 2025.

The funds from this transaction are intended to foster the growth of the loan portfolio for small and medium-sized enterprises (SMEs).

Both loans are subject to compliance with financial covenants, as well as certain contractual obligations to act and refrain from acting, and specific periodic reporting requirements.

At year-end, Grupo Supervielle S.A. is in compliance with the financial commitments established in the agreements for both credit lines.